Offsetting of financial assets and financial liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 380,300		SFr 620,900
Offsetting	(356,200)		(590,000)
of which counterparty netting	(333,200)		(561,600)
of which cash collateral netting	(23,000)		(28,400)
Total net derivatives subject to enforceable master netting agreements	24,100		30,900
Total derivatives not subject to enforceable master netting agreements	7,300		8,600
Total net derivatives presented in the consolidated balance sheets	31,400		39,500
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	100,800		119,300
Securities purchased under resale agreements, offsetting	(23,900)		(28,000)
Securities purchased under resale agreements, net	76,900		91,300
Securities borrowing transactions, gross	24,400		27,800
Securities borrowing transactions, offsetting	(6,000)		(6,900)
Securities borrowing transactions, net	18,400		20,900
Total subject to enforceable master netting agreements, gross	125,200		147,100
Total subject to enforceable master netting agreements, offsetting	(29,900)		(34,900)
Total subject to enforceable master netting agreements, net	95,300		112,200
Total not subject to enforceable master netting agreements	42,500		51,000
Total, gross	167,700		198,100
Total, net	137,800		163,200
of which reported at fair value	80,636	SFr 88,876	104,283	SFr 86,586
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,100		30,900
Derivatives, financial instruments	5,800		6,500
Derivatives, cash collateral received/pledged	200		100
Derivatives, net exposure	18,100		24,300
Securities purchased under resale agreements, net	76,900		91,300
Securities purchased under resale agreements, financial instruments	76,900		91,300
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	18,400		20,900
Securities borrowing transactions, financial instruments	18,000		20,300
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	400		600
Total financial assets subject to enforceable, net	119,400		143,100
Total financial assets subject to enforceable, financial instruments	100,700		118,100
Total financial assets subject to enforceable, cash collateral received/pledged	200		100
Total financial assets subject to enforceable, net exposure	18,500		24,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	30,000		38,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	1,400		1,500
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	120,700		264,000
Offsetting	(118,900)		(261,700)
Total net derivatives subject to enforceable master netting agreements	1,800		2,300
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,800		2,300
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	246,900		343,900
Offsetting	(225,400)		(316,400)
Total net derivatives subject to enforceable master netting agreements	21,500		27,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,500		27,500
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,700		13,000
Offsetting	(11,900)		(11,900)
Total net derivatives subject to enforceable master netting agreements	800		1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	800		1,100
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	268,600		471,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	115,200		257,700
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	153,300		213,600
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	61,300		87,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	61,200		86,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,300		27,200
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,900		14,800
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,400		12,400
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,700		26,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,500		6,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,200		20,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,400		9,000
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,300		8,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100		SFr 400